Share Capital (Tables)	12 Months Ended
Oct. 31, 2023
Share capital [Abstract]
Schedule of Stock Option Transactions	Stock option transactions are summarized as follows:
	Number of Options	Weighted Average Exercise Price
Balance, October 31, 2021	5,060,000	0.40 ($CDN 0.50)
Granted	700,000	0.56 ($CDN 0.73)
Cancelled	(300,000)	0.40 ($CDN 0.50)
Balance, October 31, 2022	5,460,000	0.39 ($CDN 0.53)
Cancelled	(300,000)	0.40 ($CDN 0.50)
Balance, October 31, 2023	5,160,000	0.39 ($CDN 0.53)

Schedule of Options Were Outstanding and Exercisable	The following options were outstanding and exercisable at October 31, 2023:
Grant Date	Expiry Date	Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Life
April 15, 2021	April 14, 2026	$CDN 0.50 ($0.36)	3,500,000	3,500,000	2.45
August 5, 2021	August 4, 2026	$CDN 0.50 ($0.36)	800,000	800,000	2.76
September 24, 2021	September 23, 2026	$CDN 0.50 ($0.36)	160,000	160,000	2.90
December 7, 2021	December 7, 2026	$CDN 1.00 ($0.72)	100,000	66,666	3.10
March 2, 2022	March 2, 2027	$CDN 1.00 ($0.72)	300,000	200,000	3.34
September 22, 2022	September 22, 2027	$CDN 0.35 ($0.25)	300,000	200,000	3.90
			5,160,000	4,926,666	2.66

The following options were outstanding and exercisable at October 31, 2022:
Grant Date	Expiry Date	Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Life
April 15, 2021	April 14, 2026	$CDN 0.50 ($0.40)	3,700,000	2,466,666	3.45
August 5, 2021	August 4, 2026	$CDN 0.50 ($0.40)	800,000	533,334	3.76
September 24, 2021	September 23, 2026	$CDN 0.50 ($0.40)	260,000	173,332	3.90
December 7, 2021	December 7, 2026	$CDN 1.00 ($0.79)	100,000	33,333	4.10
March 2, 2022	March 2, 2027	$CDN 1.00 ($0.79)	300,000	100,000	4.34
September 22, 2022	September 22, 2027	$CDN 0.35 ($0.26)	300,000	100,000	4.90
			5,460,000	3,406,665	3.66

Schedule of Range of Assumptions Used to Value Stock Options Granted	A summary of the range of assumptions used to value stock options granted for the years ended October 31, 2023 and 2022 is as follows:
Options	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Expected volatility	—	78% - 80%
Risk-free interest rate	—	1.23% - 3.70%
Expected life (in years)	—	3 – 5
Dividend rate	—	—

Schedule of Company’s Shares Issuable for Silver Bull Warrants	At October 31, 2023, the following RSUs were outstanding:
	Number of RSUs Outstanding		Fair Value Per Arras Share issuable
Balance, October 31, 2022 and 2021	—	$CDN	—
Granted	414,984	$CDN	0.47
Balance, October 31, 2023	414,984	$CDN	0.47

Schedule of Company’s Shares Issuable	A continuity of the Company’s shares issuable for Silver Bull Warrants is as follows:
Warrants	Shares	Weighted Average Exercise Price Per Arras share issuable	Weighted Average Exercise Price Per Silver Bull Share issuable
Balance, October 31, 2021	1,971,289	$0.25	$0.34
Balance, October 31, 2023 and 2022	1,971,289	$0.25	$0.34

Schedule of Warrants were Outstanding	The following warrants were outstanding at October 31, 2023:
Expiry Date	Exercise Price	Number of Options Outstanding	Weighted Average Remaining Life
October 27, 2025	$0.25	1,971,289	1.99